PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
Voya Solution 2050 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 7 .9%
45,911  Vanguard FTSE
Developed Markets
ETF
$ 2,303,355
5 .9
12,715  Vanguard Long-Term
Treasury ETF
753,236
2 .0
Total Exchange-Traded
Funds
(Cost $2,562,557)
3,056,591
7 .9
MUTUAL FUNDS : 92 .1%
Affiliated Investment Companies : 92 .1%
88,590  Voya Intermediate
Bond Fund - Class R6
768,959
2 .0
249,106  Voya Large Cap Value
Portfolio - Class R6
1,576,841
4 .0
192,432  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
1,933,937
5 .0
337,931  Voya Multi-Manager
International Equity
Fund - Class I
3,504,342
9 .0
344,437  Voya Multi-Manager
International Factors
Fund - Class I
3,296,259
8 .5
114,508  Voya Multi-Manager
Mid Cap Value Fund
- Class I
1,189,736
3 .1
21,611  Voya Russell Large
Cap Growth Index
- Class I
1,533,916
3 .9
13,410
(1)
Voya Small Cap
Growth Fund - Class
R6
585,612
1 .5
64,090  Voya Small Company
Fund - Class R6
975,456
2 .5
712,222  Voya U.S. Stock Index
Portfolio - Class I
14,002,278
36 .1
53,978  VY
®
Invesco Comstock
Portfolio - Class I
1,189,138
3 .1
104,460  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
2,868,464
7 .4
100,613  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
1,159,057
3 .0
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
12,081  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 1,155,380
3 .0
Total Mutual Funds
(Cost $31,045,341)
35,739,375
92 .1
Total Long-Term
Investments
(Cost $33,607,898)
38,795,966
100 .0
Total Investments in
Securities
(Cost $33,607,898) $ 38,795,966 100 .0
Liabilities in Excess
of Other Assets (6,792) 0.0
Net Assets $ 38,789,174 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
2
Voya Solution 2050 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 3,056,591 $ — $ — $ 3,056,591
Mutual Funds 35,739,375 — — 35,739,375
Total Investments, at fair value $ 38,795,966 $ — $ — $ 38,795,966
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 1,078,254 $ 163,606 $ (457,701) $ (15,200) $ 768,959 $ 10,929 $ 71 $ —
Voya Large Cap Value Portfolio -
Class R6
1,536,029 99,661 (169,968) 111,119 1,576,841 — 32,977 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
2,138,871 126,164 (401,701) 70,603 1,933,937 — (8,368) —
Voya Multi-Manager International
Equity Fund - Class I
3,200,654 426,525 (299,823) 176,986 3,504,342 — (36,705) —
Voya Multi-Manager International
Factors Fund - Class I
3,068,935 325,472 (255,378) 157,230 3,296,259 — 2,815 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
1,064,048 90,571 (81,222) 116,339 1,189,736 — (14,227) —
Voya Russell Large Cap Growth
Index - Class I
1,381,550 170,276 (124,638) 106,728 1,533,916 — 42,495 —
Voya Small Cap Growth Fund -
Class R6
548,318 35,721 (45,535) 47,108 585,612 — 6,536 —
Voya Small Company Fund - Class
R6
927,156 88,792 (51,065) 10,573 975,456 — 3,751 —
Voya U.S. Stock Index Portfolio -
Class I
12,970,721 1,041,075 (1,154,218) 1,144,700 14,002,278 — 174,123 —
VY
®
Invesco Comstock Portfolio -
Class I
1,084,119 80,913 (76,533) 100,639 1,189,138 — (1,616) —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
1,784,914 1,091,217 (143,019) 135,352 2,868,464 — (26,185) —
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
1,064,112 81,132 (132,817) 146,630 1,159,057 — (31,009) —
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
1,281,911 80,257 (278,181) 71,393 1,155,380 — 72,059 —
$ 33,129,592 $ 3,901,382 $ (3,671,799) $ 2,380,200 $ 35,739,375 $ 10,929 $ 216,717 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 5,188,068
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 5,188,068